Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Income tax expense
Schedule of income tax expenses

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Loss before taxes	$729,314	$399,743	$605,352
Income tax (expense)/benefit calculated at 25.8% for 2022 & 25% for 2021 & 2020	188,163	99,936	151,338
Effect of intercompany asset deal / transaction	(112,200)	—	—
Effect of expenses not deductible in determining taxable results	(1,570)	(4,441)	868
Effect of share based payment expenses that are not deductible in determining taxable results	(27,043)	(29,925)	(13,681)
Effect of stock issue expenses that are not taxable in determining taxable results	11,412	14,119	14,139
Effect of concessions	18,264	13,413	7,900
Effect of change of (de)recognition of deferred tax assets on tax losses	(194)	(44,232)	(116,711)
Effect of different tax rates in jurisdictions in which the company operates	(5,566)	(2,084)	(195)
Effect of change of (de)recognition of deferred tax assets	(51,321)	(50,389)	(45,601)
Withholding tax paid	—	(5,076)	—
(Underprovided)/overprovided in prior years	(12)	398	(1,014)
Other	(213)	(241)	(146)
Income tax (expense)/benefit recognized in the consolidated statements of profit or loss	$19,720	$(8,522)	$(3,103)

Schedule of income taxes recognized in income

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Current year	$(27,162)	$(15,224)	$(7,847)
Income tax prior years	(12)	398	(1,732)
Current tax (expense) / benefit	(27,174)	(14,826)	(9,579)

Originating and reversal of temporary differences	46,894	6,304	6,476
Deferred tax (expense) / benefit	46,894	6,304	6,476

Total tax (expense) / benefit	$19,720	$(8,522)	$(3,103)